Fair Value of Financial Instruments - Fair value measurements on a recurring basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities	$ 219	$ 222
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities	219	222
Total	219	222
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in available-for-sale securities	219	222
Total	$ 219	$ 222